Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (460,205)	$ (27,529)	$ (819,255)	$ (41,863)
Adjustments to reconcile net loss to net cash used in operations:
Loss on sale of asset				1,595
Loss on settlement of accounts payable			7,650
Bad debt expense			20,000
Impairment			579,963
Depreciation	1,751	676	4,100	2,366
Accretion	219	28	173	110
Amortization of debt discount	1,863
Stock based compensation	271,875
Gain on derivative liabilities	25,161
Changes in operating assets and liabilities:
Accounts receivable		(15,000)
Accounts receivable - related party	16,978		(16,978)
Other assets			(2,452)	(1,000)
Accounts payable - related party	(2,974)		85,898
Accounts payable and accrued expenses	68,587	(2,635)	46,523	20,567
Net Cash Used in Operating Activities	(127,067)	(44,460)	(94,378)	(18,225)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid on note receivable		(20,000)	(20,000)
Purchase of property and equipment	(2,940)		(14,198)
Sale of oil properties		75,000	75,000
Net Cash Provided by (Used in) Investing Activities	(2,940)	55,000	40,802
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of loan payable				(5,372)
Capital contribution				83,115
Distribution				69,429
Cash received on notes payable - related party	22,500		46,500	10,022
Proceeds from notes payable	186,000
Cash received on sale of common stock			30,000
Cash paid on related-party notes payable	(80,500)	(10,022)	(19,575)
Net Cash Provided by (Used in) Financing Activities	128,000	(10,022)	56,925	18,336
NET (DECREASE) INCREASE IN CASH	(2,007)	518	3,349	111
CASH AT BEGINNING OF PERIOD	3,460	111	111
CASH AT END OF PERIOD	1,453	629	3,460	111
CASH PAID FOR:
Interest			12	230
Income Taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Non-cash contribution of capital				1,294,934
Debt converted to equity				60,497
Unrealized gain (loss) on AFS securities	(107,800)	(2,156)	120,120	(12,320)
Asset retirement obligation				3,876
Loan settled by Fixed Assets				21,468
Recapitalization of Koko			35
Derivative liability from issuance of warrants			74,240
Revision of ARO estimate			(3,601)
Shares issued for settlement of accounts payable			15,150
Common stock issued for oil and gas properties	18,750			1,294,934
Debt discount from beneficial conversion feature	26,050
Related party debt issued for cash bond	$ 20,000